Condensed Financial Information of the Parent Company	12 Months Ended
Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 18 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company. The amounts restricted include paid-in capital, capital surplus and statutory reserves, after intercompany eliminations, as determined pursuant to PRC generally accepted accounting principles, totaling RMB71,681 and RMB71,898 as of March 31, 2020 and 2021.

The subsidiaries did not pay any dividend to the parent for the periods presented. For the purpose of presenting parent only financial information, the Company records investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income from equity method investments”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

	As of March 31,
	2020	2021
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	-	6
Prepaid expenses and other current assets	5,377	13,801
Non-current assets
Investment in subsidiaries	43,056	32,181
Total assets	48,433	45,988

Liabilities and shareholders’ equity
Current liabilities
Inter-company payable	8,174	20,380
Due to related parties	322	299
Other payables and accrued liabilities	-	131
Total liabilities	8,496	20,810

Shareholders’ equity
Preferred share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding as at March 31, 2020 and 2021
Ordinary shares, par value US$0.0001; Authorized:140,000,000 shares; Issued and outstanding: 4,517,793 shares as at March 31, 2020 and 2021	4	4
Additional paid-in capital	73,217	73,217
Accumulated deficit	(32,817)	(49,444)
Accumulated other comprehensive (loss) income	(467)	1,401
Total shareholders’ equity	39,937	25,178
Total liabilities and shareholders’ equity	48,433	45,988

	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Loss from equity method investments	(10,895)	(18,581)	(12,618)
Operating expenses	-	(3,120)	(4,009)
Net loss	(10,895)	(21,701)	(16,627)
Foreign currency translation difference	(1,422)	(837)	1,868
Comprehensive loss	(12,317)	(22,538)	(14,759)

	Year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
CASH FLOW FROM OPERATING ACTIVTIES
Net loss	(10,895)	(21,701)	(16,627)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity loss of subsidiaries	10,895	18,581	12,618
Changes in operating assets and liabilities:
Inter-company receivable	(307)	307	-
Prepaid expenses and other current assets	(3,044)	(2,333)	(8,424)
Inter-company payable	3,044	5,130	12,206
Related parties	307	16	(23)
Other payables and accrued liabilities	-	-	131
Net cash used in operating activities	-	-	(119)
Effect of exchange rate changes on cash and cash equivalent and restricted cash			125
Net change in cash and cash equivalents	-	-	6
Cash and cash equivalents, beginning of year	-	-	-
Cash and cash equivalents, end of year	-	-	6

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of March 31, 2020 and 2021, respectively.